Commitments and contingencies	9 Months Ended	12 Months Ended
	Dec. 27, 2014	Mar. 29, 2014
Commitments and Contingencies.
Commitments and contingencies

7.Commitments and Contingencies

As of December 27, 2014, the Company had employment agreements with three key officers of the Company. One of the employment agreements expires in November 2015. This agreement automatically renews for successive one-year terms and will continue to do so unless otherwise terminated. The two other employment agreements do not expire. These employment agreements, together with a letter agreement between one of these officers and the Company, provide for minimum salary levels and incentive bonuses that are payable under certain business conditions, as well as guaranteed payments in the event of termination of employment in certain circumstances. The future amounts payable under these employment agreements and letter agreement have not been recorded in the condensed consolidated financial statements as of December 27, 2014 and March 29, 2014.

The Company is involved, from time to time, in litigation that is incidental to its business. The Company has reviewed these matters to determine if reserves are required for losses that are probable and reasonable to estimate in accordance with FASB ASC Topic 450, Contingencies. The Company evaluates such reserves, if any, based upon several criteria, including the merits of each claim, settlement discussions and advice from outside legal counsel, as well as indemnification of amounts expended by the Company’s insurers or others, if any. In management’s opinion, none of these legal matters, individually or in the aggregate, will have a material effect on the Company’s financial position, results of operations, cash flows or liquidity.

During the normal course of its business, the Company has made certain indemnifications and commitments under which the Company may be required to make payments for certain transactions. These indemnifications include those given to various lessors in connection with facility leases for certain claims arising from such facility leases, and indemnifications to directors and officers of the Company to the maximum extent permitted under the laws of the State of Delaware. The majority of these indemnifications and commitments do not provide for any limitation of the maximum potential future payments the Company could be obligated to make, and their duration may be indefinite. The Company has not recorded any liability for these indemnifications and commitments in the condensed consolidated balance sheets, statements of operations or cash flows as the impact is expected to be immaterial.

10.   Commitments and contingencies

The Company has employment agreements with two key officers of the Company. One of the employment agreements expires in November 2015. This agreement automatically renews for successive one year terms and will continue to do so unless otherwise terminated. The other employment agreement does not expire. The employee agreements provide for minimum salary levels and incentive bonuses that are payable under certain business conditions, as well as guaranteed payments in the event of termination or employment in certain circumstances. The future amounts payable under these employment agreements have not been recorded in the consolidated financial statements as of March 29, 2014 and March 30, 2013.

The Company is involved, from time to time, in litigation that is incidental to its business. The Company has reviewed these matters to determine if reserves are required for losses that are probable and reasonable to estimate in accordance with FASB ASC Topic 450, Contingencies. The Company evaluates such reserves, if any, based upon several criteria, including the merits of each claim, settlement discussions and advice from outside legal counsel, as well as indemnification of amounts expended by the Company's insurers or others, if any. In management's opinion, none of these legal matters, individually or in the aggregate, will have a material effect on the Company's financial position, results of operations or liquidity.

During the normal course of its business, the Company has made certain indemnifications and commitments under which the Company may be required to make payments for certain transactions. These indemnifications include those given to various lessors in connection with facility leases for certain claims arising from such facility leases, and indemnifications to directors and officers of the Company to the maximum extent permitted under the laws of the State of Delaware. The majority of these indemnifications and commitments do not provide for any limitation of the maximum potential future payments the Company could be obligated to make, and their duration may be indefinite. The Company has not recorded any liability for these indemnifications and commitments in the consolidated balance sheets as the impact is expected to be immaterial.